Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Income Tax Disclosure [Text Block]

10.         Income Taxes

The provision for income taxes consists of the following (in thousands):

Year Ended December 31,	2024	2023

Current tax expense	$1,017	$642
Deferred tax (benefit) expense	(123)	18

Total Provision	$894	$660

The tax effects of deductible and taxable temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows (in thousands):

December 31,	2024	2023

Deferred tax assets:
Allowance for credit losses	$999	$867
Deferred compensation	520	519
Net unrealized losses on securities	1,193	1,007

Total	2,712	2,393

Deferred tax liabilities:
Premises and equipment	176	196
Deferred loan origination costs	92	88
Other	197	160

Total	465	444

Net Deferred Tax Asset	$2,247	$1,949

A reconciliation between the expected statutory income tax rate of 21% for the years ended December 31, 2024 and 2023, respectively, and the effective income tax rate on income before income taxes is as follows (dollars in thousands):

	2024		2023
	Amount	Percentage	Amount	Percentage

Provision at statutory rate	$1,129	21.0%	$1,011	21.0%
Tax-exempt interest	(342)	(6.4)	(350)	(7.3)
Nondeductible interest expense	66	1.2	46	1.0
Bank owned life insurance	(54)	(1.0)	(52)	(1.1)
Nondeductible merger expenses	113	2.1	-	-
Other, net	(18)	(0.3)	5	0.1

Applicable Income Taxes and Effective Rates	$894	16.6%	$660	13.7%